Pension and Postretirement Benefit Plans and Defined Contribution Plans - Footnotes (Details) $ in Millions	3 Months Ended
	Jul. 02, 2017 USD ($)	Jan. 01, 2018 pension_plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of pension plans frozen | pension_plan		2
Hospira [Member] | Pension Plan [Member] | United States [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net pension benefit obligation	$ 30
Pretax settlement gain	41
Qualified Plan [Member] | Hospira [Member] | Pension Plan [Member] | United States [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net pension benefit obligation	$ 156